INCOME TAXES (Tables)	12 Months Ended
Dec. 29, 2019
Income Taxes [Abstract]
Reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate
The reasons for the difference and the related tax effects are as follows:

	2019	2018

Earnings before income taxes	$249,825	$372,134
Applicable statutory tax rate	26.6%	26.6%
Income taxes at applicable statutory rate	66,404	98,913

(Decrease) increase in income taxes resulting from:
Effect of different tax rates on earnings of foreign subsidiaries	(79,229)	(96,013)
Income tax recovery and other adjustments related to prior taxation years	197	979
Effect of changes in tax rates	—	2,048
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(19,211)	—
Non-recognition of tax benefits related to tax losses and temporary differences	16,877	17,169
Effect of non-deductible expenses and other	4,978	(1,736)
Total income tax expense	$(9,984)	$21,360
Average effective tax rate	(4.0)%	5.7%

Major components of tax expense (income)
The details of income tax expense are as follows:

	2019	2018

Current income taxes, includes an expense of $99
(2018 - $3,535) relating to prior taxation years	$13,639	$12,488

Deferred income taxes:
Changes in tax rates	—	2,048
Origination and reversal of temporary differences	(21,387)	(7,789)
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(19,211)	—
Non-recognition of tax benefits related to tax losses and temporary differences	16,877	17,169
Adjustments relating to prior taxation years	98	(2,556)
	(23,623)	8,872
Total income tax expense	$(9,984)	$21,360

Disclosure of temporary difference, unused tax losses and unused tax credits
Significant components of the Company’s deferred income tax assets and liabilities relate to the following temporary differences and unused tax losses:

	December 29, 2019	December 30, 2018

Deferred income tax assets:
Non-capital losses	$99,504	$85,800
Non-deductible reserves and accruals	12,502	11,395
Property, plant and equipment	12,439	9,227
Other items	8,259	6,039
	132,704	112,461
Unrecognized deferred income tax assets	(83,390)	(85,724)
Deferred income tax assets	$49,314	$26,737

Deferred income tax liabilities:
Property, plant and equipment	$(30,165)	$(29,095)
Intangible assets	(9,232)	(10,265)
Deferred income tax liabilities	$(39,397)	$(39,360)
Deferred income taxes	$9,917	$(12,623)
The details of changes to deferred income tax assets and liabilities were as follows:

	2019	2018

Balance, beginning of fiscal year, net	$(12,623)	$(3,713)

Recognized in the statements of earnings:
Non-capital losses	14,804	10,367
Non-deductible reserves and accruals	1,107	5,683
Property, plant and equipment	2,142	(5,267)
Intangible assets	1,033	94
Other	2,203	(532)
Changes in tax rates	—	(2,048)
Unrecognized deferred income tax assets	2,334	(17,169)
	23,623	(8,872)

Business acquisitions	(1,100)	—
Other	17	(38)
Balance, end of fiscal year, net	$9,917	$(12,623)